COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
18.	COMMITMENTS AND CONTINGENCIES

Litigation and Claims

From time to time, the Company is subject to claims, litigation, investigations, and other legal proceedings arising in the ordinary course of business. The Company records a liability for loss contingencies when it is both probable that a liability has been incurred and the amount can be reasonably estimated. As of March 31, 2026, no loss contingencies have been accrued because no matters meet both of these criteria or the amounts involved are not material.

Management has evaluated all known and potential matters and believes that the ultimate resolution of any currently pending proceedings, either individually or in the aggregate, will not have a material adverse effect on the Company’s financial position, results of operations, or cash flows. However, the outcome of legal proceedings is inherently uncertain, and adverse resolutions could occur. An unfavorable outcome in one or more matters could materially affect the Company’s operating results or cash flows in the period in which it is resolved.

Other Commitments

Other than standard operating leases and purchase commitments entered into in the ordinary course of business, the Company has no material off-balance-sheet arrangements or long-term commitments as of March 31, 2026.

15.COMMITMENTS AND CONTINGENCIES

Litigation and Claims

From time to time, the Company is subject to claims, litigation, investigations, and other legal proceedings arising in the ordinary course of business. The Company records a liability for loss contingencies when it is both probable that a liability has been incurred and the amount can be reasonably estimated. As of December 31, 2025, no loss contingencies have been accrued because no matters meet both of these criteria or the amounts involved are not material.

Management has evaluated all known and potential matters and believes that the ultimate resolution of any currently pending proceedings, either individually or in the aggregate, will not have a material adverse effect on the Company’s financial position, results of operations, or cash flows. However, the outcome of legal proceedings is inherently uncertain, and adverse resolutions could occur. An unfavorable outcome in one or more matters could materially affect the Company’s operating results or cash flows in the period in which it is resolved.

Other Commitments

Other than standard operating leases and purchase commitments entered into in the ordinary course of business, the Company has no material off-balance-sheet arrangements or long-term commitments as of December 31, 2025.